Derivative Instruments and Hedging Activities - Net Outstanding Commodity Forward Contracts That Did Not Qualify For Hedge Accounting (Detail)	12 Months Ended
	Dec. 31, 2012 MMBTU	Dec. 31, 2011 MMBTU
Natural Gas (MMBtu)) [Member]
Derivative [Line Items]
Quantity	3,838,000	6,161,200
Net Position	Long	Long
Capacity (MWs) [Member]
Derivative [Line Items]
Quantity	180
Net Position	Long	-